PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2020	$3,696	$(567)	$1,368	$4,497
Additions, net of disposals	358	6	—	364
Non-cash additions	6	(3)	—	3
Depreciation expense	—	(131)	—	(131)
Fair value adjustments	—	—	215	215
Net foreign currency exchange differences	137	(24)	50	163
Balance at December 31, 2020	$4,197	$(719)	$1,633	$5,111
Additions, net of disposals	367	10	—	377
Assets held by subsidiaries disposed during the period(1)	(599)	163	(217)	(653)
Non-cash disposals	(1)	(3)	—	(4)
Depreciation expense	—	(128)	—	(128)
Fair value adjustments	—	—	134	134
Net foreign currency exchange differences	(29)	4	(9)	(34)
Balance at December 31, 2021	$3,935	$(673)	$1,541	$4,803

(1)See Note 4, Disposition of Businesses, for additional information.
The following table summarizes the valuation techniques and significant inputs for our company’s property, plant and equipment assets.

Dec. 31, 2021				Dec. 31, 2020
Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Discounted cash flow model	7%	20x	10 yrs	Discounted cash flow model	7%	23x	10 yrs